BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Balance Sheet Related Disclosures [Abstract]
Prepaid consumption tax	$ 0.8
Prepaid of value added tax	0.7
Duty recoverable	0.5
Goods and service tax	0.2
Interest receivable	1.0
Prepaid of software and licenses	$ 0.4